FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ 7	$ (6)	$ (64)	$ 25
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(15)	17	(43)	33
Net sales | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	18	(17)	(44)	11
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	1	1	(4)	1
Cost of goods sold | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(18)	8	(29)	20
Other, Net | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	4	9	(7)	14
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(11)	11	(20)	14
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (2)	$ (1)	$ (3)	$ (2)